SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING STANDARDS (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF REVENUE DISAGGREGATED BY SERVICE

The Company’s revenue for the three and nine months ended June 30, 2026 disaggregated by service type was as follows:

	Three Months Ended June 30,		Nine Months Ended June 30,
	2026	2025	2026	2025

IT hardware sales	$-	$-	$625,000	$3,666,000
Billing service revenue	247,212	-	247,212	-
Total revenue	$247,212	$-	$872,212	$3,666,000

SCHEDULE OF RELEVANT TRANSLATION RATES

The relevant translation rates are as follows:

		Period End June 30, 2026	Average 9 Months Ended June 30, 2026	Average 3 Months Ended June 30, 2026
USD	U.S. Dollar	1.0000	1.0000	1.0000
SEK	Swedish Krona	0.1031	0.1081	0.1067